Income Taxes - Summary of Temporary Differences to Deferred Income Tax Assets and Liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025
Disclosure Of Income Taxes [Abstract]
Other tax pools	$ 0	$ 0
Capital assets net of lease liabilities	110	217
Inventory and Intangible assets	78	(467)
Recognized deferred income tax liabilities, Total	188	(250)
Non-capital losses carried forward (expire from 2027 to 2040)	44,385	12,945
Capital losses carried forward	148	295
Resource properties	1,279	0
Section 174 - R&D costs	2,518	0
Financing costs	460	199
Other	390	0
Less: unrecognized deffered income tax asset	(49,180)	(13,439)
Unrecognized deferred income tax liabilities	$ 0	$ 0